Significant events and changes in the current reporting period - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)
Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors [Line Items]
Proceeds from contractual option exercised		$ 15	€ 13.7
BMS Opt In Agreement [Member]
Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors [Line Items]
Revenue from contracts with customers	€ 13.7		€ 13.7